Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net of allowance for doubtful accounts (in Dollars)	$ 5,354	$ 5,005	$ 5,047
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	750,000,000	750,000,000	240,450,000
Common stock, shares issued	300,538,640	300,530,516	99,028,297
Common stock, shares outstanding	298,851,140	298,843,016	99,028,297
Series C1 Convertible Redeemable Preferred Shares
Convertible redeemable preferred shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Convertible redeemable preferred shares, authorized			26,757,258
Convertible redeemable preferred shares, issued			26,757,258
Convertible redeemable preferred shares, outstanding			26,757,258
Series C2 Convertible Redeemable Preferred Shares
Convertible redeemable preferred shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Convertible redeemable preferred shares, authorized			20,249,450
Convertible redeemable preferred shares, issued			20,249,450
Convertible redeemable preferred shares, outstanding			20,249,450
Series D1 Convertible Redeemable Preferred Shares
Convertible redeemable preferred shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Convertible redeemable preferred shares, authorized			22,311,516
Convertible redeemable preferred shares, issued			22,311,516
Convertible redeemable preferred shares, outstanding			22,311,516